Revenue from contracts with customers (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract balances [Line Items]
Accounts Receivable, Net	SFr 1,001				SFr 880	SFr 791
Contract with Customer, Liability	48				53	56
Contract with Customer, Liability, Revenue Recognized	7	SFr 12	SFr 12	SFr 11
Bank
Contract balances [Line Items]
Accounts Receivable, Net	993				886	789
Contract with Customer, Liability	48				SFr 53	SFr 56
Contract with Customer, Liability, Revenue Recognized	SFr 7	SFr 12	SFr 12	SFr 11